Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$236,847,421.84	0.5921186	$214,825,546.30	0.5370639	$22,021,875.54
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$449,497,421.84	0.3594110	$427,475,546.30	0.3418027	$22,021,875.54

Weighted Avg. Coupon (WAC)	3.11%		3.11%
Weighted Avg. Remaining Maturity (WARM)	33.33		32.45
Pool Receivables Balance	$481,140,978.56		$458,344,447.03
Remaining Number of Receivables	47,169		46,325

Adjusted Pool Balance	$468,399,117.03		$446,377,241.49

III. COLLECTIONS

Principal:
Principal Collections	$22,134,455.13
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$561,590.93
Total Principal Collections	$22,696,046.06

Interest:
Interest Collections	$1,209,535.66
Late Fees & Other Charges	$48,106.01
Interest on Repurchase Principal	$-
Total Interest Collections	$1,257,641.67

Collection Account Interest	$6,687.47
Reserve Account Interest	$952.74
Servicer Advances	$-

Total Collections	$23,961,327.94

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$23,961,327.94
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,961,327.94

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1 .Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$400,950.82	$-	$400,950.82	$400,950.82
Collection Account Interest					$6,687.47
Late Fees & Other Charges					$48,106.01
Total due to Servicer					$455,744.30

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$207,241.49		$207,241.49
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$353,637.41		$353,637.41	$353,637.41

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$22,999,108.23

9. Regular Principal Distribution Amount:					$22,021,875.54

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$22,021,875.54
Class A-4 Notes				$-
Class A Notes Total:		$22,021,875.54		$22,021,875.54
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$22,021,875.54		$22,021,875.54

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					977,232.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,741,861.53
Beginning Period Amount	$12,741,861.53
Current Period Amortization	$774,655.99
Ending Period Required Amount	$11,967,205.54
Ending Period Amount	$11,967,205.54
Next Distribution Date Required Amount	$11,218,390.28

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		4.04%	4.23%	4.23%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.96%	45,843	98.43%	$451,158,426.78
30 - 60 Days	0.79%	368	1.18%	$5,409,570.03
61 - 90 Days	0.20%	91	0.31%	$1,443,071.20
91-120 Days	0.05%	23	0.07%	$333,379.02
121 + Days	0.00%	0	0.00%	$-
Total		46,325		$458,344,447.03

Delinquent Receivables 30+ Days Past Due
Current Period	1.04%	482	1.57%	$7,186,020.25
1st Preceding Collection Period	1.28%	604	1.86%	$8,956,109.50
2nd Preceding Collection Period	1.33%	639	1.92%	$9,728,173.04
3rd Preceding Collection Period	1.25%	612	1.77%	$9,375,748.35
Four-Month Average	1.22%		1.78%

Repossession in Current Period		36		$552,343.08
Repossession Inventory		81		$457,460.08

Current Charge-Offs
Gross Principal of Charge-Offs				$662,076.40
Recoveries				$(561,590.93)
Net Loss				$100,485.47

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.25%

Average Pool Balance for Current Period				$469,742,712.80

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.26%
1st Preceding Collection Period				1.69%
2nd Preceding Collection Period				0.35%
3rd Preceding Collection Period				1.12%
Four-Month Average				0.85%
Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		69	1,784	$26,417,971.98
Recoveries		81	1,547	$(13,898,057.19)
Net Loss				$12,519,914.79
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		50	1,420	$12,552,975.15
Average Net Loss for Receivables that have experienced a Net Loss				$8,840.12

Principal Balance of Extensions				$1,337,383.53
Number of Extensions				91

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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